Taxation, Current Tax Receivables, Current Tax Liabilities and Non-Current Tax Liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Current tax receivables [Abstract]
Corporation tax	$ 59.1	$ 45.3
Non-current tax receivables [Abstract]
Corporation tax	48.0	0.0
Current tax liabilities [Abstract]
Corporation tax	94.1	150.1
Income tax reserve included in current tax liabilities	75.1	84.8
Non-current tax liabilities [Abstract]
Corporation tax	$ 91.9	$ 102.7